CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenues:
Subscription	$ 314,653	$ 198,887
Perpetual license	6,588	8,972
Maintenance and professional services	125,015	129,689
Revenues	446,256	337,548
Cost of revenues:
Subscription	43,563	33,578
Perpetual license	782	531
Maintenance and professional services	43,081	40,630
Cost of revenues	87,426	74,739
Gross profit	358,830	262,809
Operating expenses:
Research and development	110,470	105,920
Sales and marketing	220,303	200,517
General and administrative	58,411	42,396
Total operating expenses	389,184	348,833
Operating loss	(30,354)	(86,024)
Financial income, net	27,399	21,488
Loss before taxes on income	(2,955)	(64,536)
Tax benefit (taxes on income)	(4,498)	3,730
Net loss	$ (7,453)	$ (60,806)
Basic net loss per ordinary share	$ (0.17)	$ (1.47)
Diluted net loss per ordinary share	$ (0.17)	$ (1.47)
Change in net unrealized gains on marketable securities:
Net unrealized gains arising during the period	$ 2,574	$ 1,764
Change in unrealized losses on marketable securities, total	2,574	1,764
Change in unrealized net gain (loss) on cash flow hedges:
Net unrealized losses arising during the period	(1,503)	(4,497)
Net gains (losses) reclassified into net loss	(662)	4,797
Change in unrealized gain (loss) on cash flow hedges, Total	(2,165)	300
Other comprehensive income, net of taxes of $281 and $56 for the six months ended June 30, 2023, and 2024, respectively	409	2,064
Total comprehensive loss	$ (7,044)	$ (58,742)